SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation
Organization, Consolidation and Presentation
Watsco, Inc. (collectively with its subsidiaries, “Watsco,” “we,” “us,” or “our”) was incorporated in Florida in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry in North America. At December 31, 2018, we operated from 571 locations in 37 U.S. states, Canada, Mexico, and Puerto Rico with additional market coverage on an export basis to portions of Latin America and the Caribbean.
The consolidated financial statements include the accounts of Watsco, all of its wholly owned subsidiaries and the accounts of three joint ventures with Carrier Corporation (“Carrier”), in each of which Watsco maintains a controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss in our consolidated balance sheets. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheets. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings primarily within cost of sales in our consolidated statements of income.
Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings primarily within selling, general and administrative expenses in our consolidated statements of income.

Equity Method Investments
Equity Method Investments
Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in other assets in our consolidated balance sheets. Under this method of accounting, our proportionate share of the net income or loss of the investee is included in other income in our consolidated statements of income. The excess, if any, of the carrying amount of our investment over our ownership percentage in the underlying net assets of the investee is attributed to certain fair value adjustments with the remaining portion recognized as goodwill.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventories and income taxes, reserves related to loss contingencies and the valuation of goodwill, indefinite lived intangible assets and long-lived assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents	Cash Equivalents All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable primarily consist of trade receivables due from customers and are stated at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer’s account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. Upon determination that an account is uncollectible, the receivable balance is written off. At December 31, 2018 and 2017, the allowance for doubtful accounts totaled $6,503 and $6,049, respectively.

Inventories
Inventories
Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost using the weighted-average cost basis and the first-in, first-out methods, or net realizable value. As part of the valuation process, inventories are adjusted to reflect excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates
Vendor Rebates
We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise our estimates of earned vendor rebates based on actual purchase levels. At December 31, 2018 and 2017, we had $11,603 and $11,621, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Equity Securities
Equity Securities
Investments in equity securities are recorded at fair value using the specific identification method and are included in other assets in our consolidated balance sheets. Unrealized holding gains and losses, net of deferred taxes, were included in accumulated other comprehensive loss within shareholders’ equity for 2017 and 2016. For 2018, changes in the fair value of equity securities were recognized through income rather than comprehensive income. Dividend and interest income are recognized in the statements of income when earned.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Furniture and fixtures are depreciated over estimated useful lives ranging from 5-7 years. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets
Goodwill and Intangible Assets
Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss. On January 1, 2019, we performed our annual evaluation of goodwill impairment and determined that the estimated fair value of our reporting unit significantly exceeded its carrying value.
Intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and patented and unpatented technology
. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.
We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There were no events or circumstances identified from the date of our assessment that would require an update to our annual impairment tests.

Long-Lived Assets
Long-Lived Assets
Long-lived assets, other than goodwill and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. We measure the impairment loss based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset’s carrying value. As of December 31, 2018 there were no such events or circumstances.

Fair Value Measurements
Fair Value Measurements
We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition
Revenue Recognition
Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies. We generate our revenue primarily from the sale of finished products to customers; therefore, the significant majority of our contracts are short-term in nature and have only a single performance obligation to deliver products; therefore, we satisfy our performance obligation under such contracts when we transfer control of the product to the customer. Some contracts contain a combination of product sales and services, the latter of which is distinct and accounted for as a separate performance obligation. We satisfy our performance obligations for services when we render the services within the agreed-upon service period. Total service revenue is not material and accounted for less than 1% of our consolidated revenues for 2018.
Revenue is recognized when control transfers to our customers when products are
picked up or via shipment of products or delivery of services. We measure revenue as the amount of consideration we expect to be entitled to receive in exchange for those goods or services, net of any variable considerations (e.g., rights to return product, sales incentives, others) and any taxes collected from customers and subsequently remitted to governmental authorities. Revenue for shipping and handling charges is recognized when products are delivered to the customer.
Product Returns
We estimate product returns based on historical experience and record them on a gross basis on our balance sheet
. Substantially all customer returns relate to products that are returned under manufacturers’ warranty obligations. Accrued sales returns of $11,275 at December 31, 2018 were included in accrued expenses and other current liabilities in our consolidated balance sheet.
Sales Incentives
We estimate sales incentives expected to be paid over the term of the program based on the most likely amounts. Sales incentives are accounted for as a reduction in the transaction price and are generally paid on an annual basis.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2018, 2017 and 2016, were $16,520, $24,677 and $22,242, respectively. See Note 2.

Shipping and Handling
Shipping and Handling
Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses for the years ended December 31, 2018, 2017 and 2016, were $51,741, $47,670 and $42,809, respectively.

Share-Based Compensation
Share-Based Compensation
The fair value of stock option and non-vested restricted stock awards are expensed net of estimated forfeitures on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Tax benefits resulting from tax deductions in excess of share-based compensation expense are recognized in our provision for income taxes in our consolidated statements of income.

Income Taxes
Income Taxes
We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.
We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share
Earnings per Share
We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested restricted stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.
Diluted earnings per share reflects the dilutive effect of potential common shares from stock options. The dilutive effect of outstanding stock options is computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of stock options, would be used to purchase common stock at the average market price for the period. The assumed proceeds include the purchase price the optionee pays, the windfall tax benefit that we receive upon assumed exercise and the unrecognized compensation expense at the end of each period.

Derivative Instruments and Hedging Activity
Derivative Instruments and Hedging Activity
We have used derivative instruments, including forward and option contracts and swaps, to manage our exposure to fluctuations in foreign currency exchange rates and interest rates. The use of these derivative instruments modifies the exposure of these risks with the intent to reduce the risk or cost to us. We use derivative instruments as risk management tools and not for trading purposes. All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. Cash flows from derivative instruments are classified in the consolidated statements of cash flows in the same category as the cash flows from the items subject to the designated hedge or undesignated (economic) hedge relationships. The hedging designation may be classified as one of the following:
No Hedging Designation.
The gain or loss on a derivative instrument not designated as an accounting hedging instrument is recognized in earnings within selling, general and administrative expenses.
Cash Flow Hedge.
A hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability is considered a cash flow hedge. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in other comprehensive income and reclassified to earnings as a component of cost of sales in the period for which the hedged transaction affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings.

Fair Value Hedge.
A hedge of a recognized asset or liability or an unrecognized firm commitment is considered a fair value hedge. Fair value hedges, both the effective and ineffective portions of the changes in the fair value of the derivative, along with the gain or loss on the hedged item that is attributable to the hedged risk, are recorded in earnings.
See Note 16 for additional information pertaining to derivative instruments.

Loss Contingencies
Loss Contingencies
Accruals are recorded for various contingencies including self-insurance, legal proceedings, environmental matters, and other claims that arise in the normal course of business. The estimation process contains uncertainty because accruals are based on judgment, the probability of losses and, where applicable, the consideration of opinions of external legal counsel and actuarially determined estimates. Additionally, we record receivables from third party insurers when recovery has been determined to be probable.

Recently Adopted Accounting Standards and Recently Issued Accounting Standards Not Yet Adopted
Recently Adopted Accounting Standards
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued a standard on revenue recognition that provides a single, comprehensive revenue recognition model for all contracts with customers. The standard is principle-based and provides a five-step model to determine the measurement of revenue and timing of when it is recognized. In 2015 and 2016, the FASB issued several updates to this standard. The adoption of this standard and its related amendments (collectively, the “New Revenue Standard”) on January 1, 2018 did not result in the recognition of a cumulative adjustment to opening retained earnings under the modified retrospective approach, nor did it have a significant impact on our consolidated net income, balance sheet or cash flow. See Note 2.
Financial Instruments
In January 2016, the FASB issued guidance related to certain aspects of recognition, measurement, presentation and disclosure of financial instruments. Most prominent among the changes to the standard is the requirement that changes in the fair value of equity investments, with certain exceptions, be recognized through net income rather than other comprehensive income. This guidance must be applied using a modified retrospective approach through a cumulative-effect adjustment to retained earnings and became effective for interim and annual periods beginning after December 15, 2017. The adoption of this guidance did not have a material impact on our consolidated financial statements. A cumulative-effect adjustment captured the previously held unrealized losses of $301 related to our equity securities carried at fair value. See Note 4.
Stock Compensation
In May 2017, the FASB issued guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. This guidance must be applied prospectively and became effective for interim and annual periods beginning after December 15, 2017. The adoption of this guidance did not have a material impact on our consolidated financial statements.
Derivatives and Hedging
In August 2017, the FASB issued guidance to simplify the accounting for hedging derivatives. This guidance is effective prospectively and is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. We elected to adopt this guidance during the quarter ended June 30, 2018, which did not have a material impact on our consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
Leases
In February 2016, the FASB issued guidance on accounting for leases, which requires lessees to recognize most leases on their balance sheets for the rights and obligations created by those leases. In July 2018, updated guidance was issued which provides an additional transition method of adoption that allows entities to initially apply the standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings. We adopted this standard and its related amendments (collectively, the “New Lease Standard”) on January 1, 2019, using this additional transition method, and we have elected the available practical expedients upon adoption.
Although we continue to evaluate the impact of the New Lease Standard on our consolidated balance sheet, we do not expect that it will have a material impact on our consolidated statements of income. Following adoption of the New Lease Standard, we record a right-of-use (“ROU”) asset and lease liability, representing our obligation to make lease payments for operating leases greater than one year in duration, measured on a discounted basis. We expect that the ROU asset and lease liability recorded will be approximately 10% of our total assets. In preparation for the adoption, we are implementing business processes and controls over the financial reporting of leases, which will facilitate our reporting under the New Lease Standard in the first quarter of 2019. See Note 18, under the caption “Operating Leases,” for our minimum lease commitments at December 31, 2018.

Intangibles—Goodwill and Other
In January 2017, the FASB issued guidance to simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under this updated standard, an entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, but the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity also should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if any. This guidance is effective prospectively and is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.
Disclosure Update and Simplification
In August 2018, the Securities and Exchange Commission (“SEC”) issued the final rule under SEC Release No. 33-10532, “Disclosure Update and Simplification,” that amends certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded. The amendments include removing the requirement to disclose information on geographic regions from the Description of Business section of Form 10-K and replacing the requirement that a registrant disclose the high and low trading prices of entity’s ordinary shares with a requirement to disclose the ticker symbol of its shares. Additionally, the final rule extends to interim periods the annual disclosure requirement of presenting changes in each caption of stockholders’ equity and the amount of dividends per share. These disclosures are required to be provided for the current and comparative year-to-date interim periods. The final rule is effective for all filings on or after November 5, 2018. We have adopted all relevant disclosure requirements for our Annual Report on Form 10-K for the year ended December 31, 2018.